INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Valuation allowance	$ 1,059,032	$ 1,111,923	$ 1,206,010
Deferred tax assets rate	0.00%	0.00%	(0.02%)
Canada [Member]
Deferred tax assets rate	34.00%
Hong kong [Member]
Deferred tax assets rate	16.50%
Mainland china [Member]
Deferred tax assets rate	25.00%